Schedule of property and equipment (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 164,309	$ 209,626	$ 207,260
Less: accumulated depreciation	(129,538)	(165,265)	(149,195)
Net book value	34,771	44,361	58,065
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,120	18,014	17,793
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	46,520	59,351	57,272
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	75,324	96,098	96,098
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 28,345	$ 36,163	$ 36,097